MONEY MARKET OBLIGATIONS TRUST

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                October 1, 2001


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: MONEY MARKET OBLIGATIONS TRUST (the "Trust")
         Automated Cash Management Trust
         Automated Government Money Trust
         Federated Master Trust
         Government Obligations Fund
         Government Obligations Tax-Managed Fund
         Liberty U.S. Government Money Market Trust
         Liquid Cash Trust
         Money Market Trust
         Municipal Obligations Fund
         Prime Cash Obligations Fund
         Prime Obligations Fund
         Prime Value Obligations Fund
         Tax-Free Obligations Fund
         Treasury Obligations Fund
         Trust for Government Cash Reserves
         Trust for Short-Term U.S. Government Securities
         Trust for U.S. Treasury Obligations
           1933 Act File No. 33-31602
           1940 Act File No. 811-5950

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated September 30, 2001, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 54 on October 1, 2001.

      If you have any questions regarding this certification, please contact me at (412) 288-7404.

                                                Very truly yours,



                                                /s/ Leslie K. Ross
                                                Leslie K. Ross
                                                Secretary